Obligations Related to Finance Leases (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lessor vessel	Dec. 31, 2019 USD ($)
Capital Leased Assets [Line Items]
Finance Lease, Liability	$ 1,700,965	$ 1,825,692
Finance Lease, Liability, Current	150,408	95,339
Finance Lease, Liability, Noncurrent	1,550,557	1,730,353
Teekay LNG | LNG Carriers
Capital Leased Assets [Line Items]
Finance Lease, Liability	$ 1,340,922	1,410,904
Teekay Tankers
Capital Leased Assets [Line Items]
Number of vessels obligated to purchase under sales-type lease | vessel	8
Number of Vessels With Purchase Option under Sales-type Lease | vessel	16
Teekay Tankers | Suezmax
Capital Leased Assets [Line Items]
Finance Lease, Liability	$ 360,043	$ 414,788
Sales-type lease [Member] | Teekay LNG | LNG Carriers
Capital Leased Assets [Line Items]
Number of Lessors | lessor	9
Sales-type lease [Member] | Teekay Tankers
Capital Leased Assets [Line Items]
Number of Lessors | lessor	14
Sales-type lease [Member] | Teekay Tankers | Variable Interest Entity, Primary Beneficiary [Member]
Capital Leased Assets [Line Items]
Number of Lessors | lessor	12